TAXES RECOVERABLE	6 Months Ended
Jun. 30, 2024
TAXES RECOVERABLE

4. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	June 30, 2024	December 31, 2023
VAT recoverable	$2,002	$3,231
GST recoverable	30	20
Income taxes recoverable	3,016	3,329
	$5,048	$6,580